Consolidated Statements of Cash Flows (Parenthetical)	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Statement of Cash Flows [Abstract]
Senior notes, interest rate	8.75%	8.75%	8.75%